Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets held for sale
Schedule Of Disposal group classified as held for sale

		As of December 31,
in 000€	Notes	2025
Intangible assets	6	36
Property, plant & equipment	6	239
Right-of-use assets	7	29
Inventories and contracts in progress		2,681
Trade receivables		1,235
Other current assets		94
Cash and cash equivalents		—
Assets held for sale		4,314
Lease liabilities		22
Deferred tax liabilities		2
Trade payables		416
Tax payables		1
Other liabilities		362
Liabilities held for sale		802